Subsequent Events - Additional Information (Details) $ in Millions, $ in Millions				12 Months Ended
	Nov. 07, 2025 USD ($)	Jul. 29, 2024 USD ($)	Feb. 23, 2024 USD ($)	Apr. 30, 2025 CAD ($) shares	Apr. 30, 2024 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares sold | shares					629,240
Proceeds from sale of common shares					$ 1.8
At The Market Equity Offering Facility
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares sold | shares				13,315,850
Proceeds from sale of common shares				$ 12.2
At The Market Equity Offering Facility | Top of Range
Disclosure of non-adjusting events after reporting period [line items]
Common stock aggregate gross sales price		$ 8.8	$ 60.0
Convertible Debentures | At The Market Equity Offering Facility | Potential ordinary share transactions | Top of Range
Disclosure of non-adjusting events after reporting period [line items]
Common stock aggregate gross sales price	$ 30.0